Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segments [Abstrsct]
Schedule of the financial statements of balance sheet accounts of the segment
	Three months ended March 31, 2022
	Insurance platform		Mobile resource management	Online stock trading	Consolidated
Revenues from external customers	$9,533		—	30	$9,563
Segment operating loss	(4,295	)(1)	—	(3,544)	(7,839)
Non allocated expenses					(2,131)
Finance expenses and other					49
Consolidated loss before provision for income taxes					$(9,921)

(1)      Includes $733 of intangible assets amortization, derived from GFHI acquisition.

	Three months ended March 31, 2021
	Insurance platform		Mobile resource management		Consolidated
Revenues from external customers	$8,209		$726		$8,935
Segment operating loss	(1,967	)(1)	(827	)(2)	(2,794)
Non allocated expenses					(1,989)
Finance expenses and other					(479)
Consolidated loss before provision for income taxes					$(5,262)

(1)      Includes $733 of intangible assets amortization, derived from GFHI acquisitions.

(2)      Includes $103 of intangible assets amortization, derived from Micronet consolidation.

	Year ended December 31, 2021
(USD in thousands)	Verticals and technology		Mobile resource management		Online stock trading	Consolidated
Revenues from external customers	$54,932		726		18	$55,676
Segment operating loss	(9,604	)(1)	(827	)(2)	(7,504)	(17,935)
Non allocated expenses						(19,961)
Finance expenses and other						(1,053)
Consolidated loss before provision for income taxes						$(38,949)

(1)      Includes $2,931 of intangible assets amortization, derived from GFHI acquisition.

(2)      Includes $103 of intangible assets amortization, derived from Micronet consolidation.

	Year ended December 31, 2020
(USD in thousands)	Verticals and technology		Mobile resource management		Consolidated
Revenues from external customers	$299		$874		$1,173
Segment operating loss	(2,695	)(1)	(1,433	)(2)	(4,128)
Non allocated expenses					(12,451)
Finance expenses and other					(7,383)
Consolidated loss before provision for income taxes					$(23,962)

(1)      Includes $1,466 of intangible assets amortization, derived from GFHI acquisition.

(2)      Includes $206 of intangible assets amortization, derived from Micronet.

Schedule of the financial statements of balance sheet accounts of the segment
	As of March 31, 2022
	Insurance platform		Mobile resource management	Online stock trading	Consolidated
	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)
Assets related to segments	$62,522	(2)	$—	$56,632 (4)	$119,154
Non allocated Assets			—		45,690
Liabilities related to segments	(20,032	)(3)	—	(3,552)	(23,584)
Non allocated liabilities	—		—	—	(2,341)
Total Equity					$138,919

(2)      Includes $11,440 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(3)      Includes $2,974 of deferred tax liability, derived from GFHI acquisition.

	As of December 31, 2021
	Insurance platform		Mobile resource management	Online stock trading		Consolidated
Assets related to segments	$86,474	(1)	$—	$60,581	(3)	$147,055
Non allocated Assets			—			30,756
Liabilities related to segments	(23,516	)(2)	—	(3,953)		(27,469)
Non allocated liabilities	—		—	—		(2,620)
Total Equity						$147,722

(1)      Includes $19,292 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)      Includes $3,728 of deferred tax liability, derived from GFHI acquisition.

(3)      Includes $1,222 of intangible assets.

	As of December 31, 2021
(USD in thousands)	Verticals and technology		Mobile resource management	Online stock trading	Consolidated
Assets related to segments	$86,474	(1)	$—	60,581 (3)	$147,055
Non allocated Assets			—		30,756
Liabilities related to segments	(23,516	)(2)	—	(3,953)	(27,469)
Non allocated liabilities	—		—	—	(2,620)
Total Equity					$147,722

(1)      Includes $19,292 of intangible assets and $19,788 goodwill, derived from GFHI’s acquisition.

(2)      Includes $3,728 of deferred tax liability, derived from GFHI acquisition.

(3)      Includes $1,222 of intangible assets.

	As of December 31, 2020
(USD in thousands)	Verticals and technology	Mobile resource management	Online stock trading	Consolidated
Assets related to segments	$7,037	$7,017	—	$14,054
Non allocated Assets	—	—	—	63,679
Liabilities related to segments	(638)	(2,861)	—	(3,499)
Non allocated liabilities	—	—	—	(8,538)
Total Equity				$65,696